Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 11 - Shareholders' Equity

Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	December 31	December 31	December 31
	2011 and 2012	2012	2011
Number of shares:
Ordinary shares of par value NIS 0.6 each	50,000,000	6,610,107	6,610,107

Amount in US$
Ordinary shares of par value NIS 0.6 each		1,384,318	1,384,318